The following table shows the movement of the SBA Loan during the year: (Details)	12 Months Ended
Dec. 31, 2021 CAD ($)
Other Long-term Debt
Balance at beginning
Mergers and acquistitions (note 5)	144,948
Accretion	3,424
Payments	(5,561)
Effect of movement in exchange rates	4,634
Balance at ending	147,445
Current portion of other long-term debt	$ 11,121